Defined Contribution Bonus and Profit Sharing Plans	12 Months Ended
Dec. 31, 2011
Defined Contribution, Bonus, and Profit Sharing [Abstract]
Compensation and Employee Benefit Plans [Text Block]
Defined Contribution, Bonus, and Profit Sharing Plans

Defined Contribution Plans
In the United States, United Kingdom, Brazil, and certain other countries, we make contributions to defined contribution plans. For our U.S. employee savings plan, which represents a majority of our contribution expense, we provide a 50% match on the first 6% of the employee salary deferral, subject to statutory limitations. In 2009, we temporarily suspended the U.S. employee savings plan match from April 1 through December 31. For our international defined contribution plans, we provide various levels of contributions, based on salary, subject to stipulated or statutory limitations. The expense for our defined contribution plans was as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Defined contribution plans expense	$7,228	$6,217	$3,380

Bonus and Profit Sharing Plans
We have employee bonus and profit sharing plans in which many of our employees participate. These plans provide award amounts for the achievement of annual performance and financial targets. Actual award amounts are determined at the end of the year if the performance and financial targets are met. As the bonuses are being earned during the year, we estimate a compensation accrual each quarter based on the progress towards achieving the goals, the estimated financial forecast for the year, and the probability of achieving results. Bonus and profit sharing plans expense was as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Bonus and profit sharing plans expense	$28,926	$46,782	$13,316